NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling interests	$ 43,940	$ 54,422
Profit (loss), attributable to non-controlling interests	$ (7,774)	$ 1,522
Yaramoko Mine [member] | Government of Burkina Faso [Member]
Noncontrolling interests ownership percentage	10.00%
Noncontrolling interests	$ 2,309
Profit (loss), attributable to non-controlling interests	$ 7,100
Seguela Project [Member] | Government of Cte d'Ivoire [Member]
Noncontrolling interests ownership percentage	10.00%
Noncontrolling interests	$ 41,631
Profit (loss), attributable to non-controlling interests	$ 700